Jack-Up Rigs - Schedule of Jack-Up Rigs (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Jack Up Rigs [Roll Forward]
Opening balance	$ 2,730.8	$ 2,824.6
Additions	32.3	23.8
Depreciation and amortization	(58.2)	(117.6)
Total	$ 2,704.9	$ 2,730.8